Share-based Compensation - Schedule of stock options granted (Details)	12 Months Ended
	Jul. 31, 2021 Share $ / shares	Jul. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares	$ 17.03	$ 26.04
Options granted	5,273,906	2,986,507
Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	1,385,489	1,196,015
Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	3,888,417	1,790,492
Stock option grant date October 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 29, 2019
Exercise price, share options granted | $ / shares		$ 13.20
Options granted		890,327
Expiry period		10 years
Stock option grant date October 29, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		207,259
Stock option grant date October 29, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		683,068
Stock option grant date January 29, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		January 29, 2020
Exercise price, share options granted | $ / shares		$ 7.20
Options granted		73,255
Expiry period		10 years
Stock option grant date January 29, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date January 29, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		73,255
Stock Option Grant Date April 28, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 28, 2020
Exercise price, share options granted | $ / shares		$ 2.76
Options granted		866,331
Expiry period		10 years
Stock Option Grant Date April 28, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		225,000
Stock Option Grant Date April 28, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		641,331
Stock option grant date June 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		June 26, 2020
Exercise price, share options granted | $ / shares		$ 4.08
Options granted		946,859
Expiry period		10 years
Stock option grant date June 26, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		763,756
Stock option grant date June 26, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		183,103
Stock option grant date July 28, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 28, 2020
Exercise price, share options granted | $ / shares		$ 3.84
Options granted		209,735
Expiry period		10 years
Stock option grant date July 28, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date July 28, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		209,735
Stock option grant date October 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 30, 2020
Exercise price, share options granted | $ / shares	$ 3.88
Options granted	665,010
Expiry period	10 years
Stock option grant date October 30, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	349,652
Stock option grant date October 30, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	315,358
Stock option grant date December 22, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 22, 2020
Exercise price, share options granted | $ / shares	$ 5.44
Options granted	1,340,773
Expiry period	10 years
Stock option grant date December 22, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	380,673
Stock option grant date December 22, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	960,100
Stock option grant date April 28, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2021
Exercise price, share options granted | $ / shares	$ 7.54
Options granted	85,389
Expiry period	10 years
Stock option grant date April 28, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date April 28, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	85,389
Stock option grant date June 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 17, 2021
Exercise price, share options granted | $ / shares	$ 7.43
Options granted	120,613
Expiry period	10 years
Stock option grant date June 17, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	75,000
Stock option grant date June 17, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	45,613
Stock option grant date July 29, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 29, 2021
Exercise price, share options granted | $ / shares	$ 5.24
Options granted	3,062,121
Expiry period	10 years
Stock option grant date July 29, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	580,164
Stock option grant date July 29, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,481,957